Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows From Operating Activities:
Net loss	$ (3,673,984)	$ (4,187,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	226,406	125,488
Depreciation of leasehold improvements and equipment	83,662	56,066
Gain on disposal of subsidiaries		(331,584)
Leasehold improvements and equipment written off	25,823
Share-based compensation		986,727
Non-cash lease costs	221,369	136,966
Changes in operating assets and liabilities:
Inventories	786,737	165,564
Accounts receivable	(728,790)	740
Prepaid expenses and other assets	(1,787,069)	(727,848)
Operating lease liability	(107,139)	(139,437)
Accounts payable	2,324,683	1,234,317
Deferred revenue		(80,545)
Other current liabilities	1,719,932	163,650
Amount due from/to related parties	23,698	(11,285)
Net Cash used in Operating Activities	(884,672)	(2,608,493)
Cash Flows From Investing Activities:
Purchase of intangible assets		(419,873)
Purchase of leasehold improvements and equipment	(564,333)	(32,220)
Net Cash used in Investing Activities	(564,333)	(452,093)
Cash Flows From Financing Activities:
Proceeds from issuance of convertible notes	1,289,200	2,770,800
Proceeds from issuance of SAFE note		750,000
Proceeds from term loan		1,500,000
Repayment of loan payables	(457,594)	(537,765)
Net Cash provided by Financing Activities	831,606	4,483,035
Effect of Exchange Rate Changes on Cash	(9,673)	42,214
Net changes in cash	(627,072)	1,464,663
Cash at beginning of the period	1,554,464	1,539,348
Cash at end of the period	927,392	3,004,011
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	126,590	103,026
Cash paid for taxes